Quarterly Financial Information (Unaudited) - (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest and Dividend Income, Operating	$ 49,180	$ 62,975	$ 61,745	$ 61,498	$ 56,151	$ 63,810	$ 71,578	$ 73,131	$ 235,398	$ 264,670	$ 274,687
Interest Expense	35,777	34,787	33,584	33,128	33,358	33,448	36,961	38,923	137,276	142,690	153,382
Net interest income	13,403	28,188	28,161	28,370	22,793	30,362	34,617	34,208	98,122	121,980	121,305
(Release of/(provision for) loan losses	(117)	499	529	(430)	(4,354)	(137)	1,220	(420)	481	(3,691)	(610)
Net interest income after release of loan losses	13,286	28,687	28,690	27,940	18,439	30,225	35,837	33,788	98,603	118,289	120,695
Guarantee and commitment fees	6,768	6,819	6,759	6,612	6,568	6,401	6,064	5,930	26,958	24,963	24,821
Gain (loss) on financial derivatives and hedging activities	9,263	3,024	14,983	4,494	3,505	1,558	(31,292)	6,400	31,764	(19,829)	(92,645)
(Losses)/gains on trading assets	(76)	(626)	(327)	210	2,735	(441)	(3,086)	1,099	(819)	307	3,455
Gains on sale of available-for-sale investment securities	(960)	0	3,071	2	(10)	0	0	28	2,113	18	269
Gains on repurchase of debt	1,462	0	0	0					1,462	0	0
Gains on sale of real estate owned	26	39	1,124	47	629	(13)	262	0	1,236	878	974
Lower of cost or fair value adjustment on loans held for sale					(5,943)	0	0	0	0	(5,943)	8,887
Other income	539	565	873	1,080	890	959	771	721	3,057	3,341	6,850
Non-interest income/(loss)	17,022	9,821	26,483	12,445	8,374	8,464	(27,281)	14,178	65,771	3,735	(47,389)
Noninterest Expense	7,621	8,441	7,964	9,081	6,109	7,748	9,209	7,842	33,107	30,908	28,659
Income/(loss) before income taxes	22,687	30,067	47,209	31,304	20,704	30,941	(653)	40,124	131,267	91,116	44,647
Income tax expense	3,774	8,226	13,036	8,716	4,837	8,294	(2,629)	11,654	33,752	22,156	5,797
Net income	18,913	21,841	34,173	22,588	15,867	22,647	1,976	28,470	97,515	68,960	38,850
Less: Net Income attributable to non-controlling Interest - preferred stock dividends	(5,546)	(5,547)	(5,547)	(5,547)	(5,546)	(5,547)	(5,547)	(5,547)	(22,187)	(22,187)	(22,187)
Net Income (Loss) Attributable to Farmer Mac	13,367	16,294	28,626	17,041	10,321	17,100	(3,571)	22,923	75,328	46,773	16,663
Preferred Stock Dividends, Income Statement Impact	(882)	(881)	(881)	(851)	(720)	(719)	(720)	(720)	(3,495)	(2,879)	(2,879)
Net Income (Loss) Available to Common Stockholders, Basic	$ 12,485	$ 15,413	$ 27,745	$ 16,190	$ 9,601	$ 16,381	$ (4,291)	$ 22,203	$ 71,833	$ 43,894	$ 13,784
Basic earnings per common share (in usd per share)	$ 1.14	$ 1.42	$ 2.57	$ 1.51	$ 0.91	$ 1.56	$ (0.41)	$ 2.14	$ 6.64	$ 4.19	$ 1.33
Earnings Per Share, Diluted (in usd per share)	$ 1.11	$ 1.37	$ 2.48	$ 1.45	$ 0.87	$ 1.49	$ (0.41)	$ 2.04	$ 6.41	$ 3.98	$ 1.28